ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

May 20, 2016	William M. Beaudoin
T +1 617 854 2337
F +1 617 235 9923
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on April 29, 2016 under Rule 497(c) (SEC Accession No. 0001193125-16-570335), to the Prospectus for AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small Cap Growth Fund, dated May 1, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin